Reorganization - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about investment property [line items]
Accrued interest	$ 43,600
Cash	195,516	$ 8.5	$ 636	$ 933	$ 512
Working capital balance	75,000
GM Tranche 1 Investment [member]
Disclosure of detailed information about investment property [line items]
Cash	$ 275,500